41. Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

41.1    Cantareira Transmissora de Energia S.A.

On February 3, 2018 transmission line Estreito - Fernão Dias (500 kV) became operational one month in advance of the expected go-live. This project is owned by SPE Cantareira (49% Copel GeT).

The line, initially expected to become operational in March 2018, is 342 kilometers long and runs through the states of São Paulo and Minas Gerais, and more than 29 cities. The project will allow a further exchange of power, contributing to the operating security and reliability of the national electric system.

41.2    Debentures

On January 19, 2018 Copel completed the 7th issue of simple non-convertible unsecured debentures in a single series, for public distribution, pursuant to CVM Ruling 476/2009, in the total amount of R$600,000. The Company issued 600,000 debentures, with a par value of R$1 each, maturing within three years from the date of issue and amortization, in two annual installments - on January 15, 2020 and on January 15, 2021. The debentures will earn interest of accumulated variation of 119.0%, of daily average rates of Interbank Deposits - DI. Funds raised will be used to strengthen the issuer’s capital structure.

41.3    Surety provided to related parties

Copel provided surety for issue of debentures of jointly-controlled project Cantareira Transmissora de Energia on January 9, 2018. The Company issued 100,000 non-convertible debentures at a par value of R$1, in the total amount of R$100,000, with final maturity on August 15, 2032, amortization and interest in 28 bi-annual installments beginning February 15, 2019. Debentures will earn bi-annual interest corresponding to the change in IPCA, plus surtax of 6.9094% p.a. Funds raised will be used to implement the project.

41.4    UEG Araucária - Execution of gas agreement

On January 31, 2018 a fuel supply agreement was entered into by and between Petróleo Brasileiro S.A. - Petrobras and UEG Araucária Ltda. The agreement will be effective until December 31, 2018 and provides for supply of up to 2,190,000 cubic meters of natural gas a day, with no take-or-pay requirement. Therefore, UTE Araucária is again available to the National Interlinked System - SIN and can be delivered at ONS discretion. Gas will be distributed by Compagás.

41.5    Revision of physical guarantee

The Concession Grantor revised the Physical Guarantee of the following power plants through MME Ordinance 178 of May 3, 2017 with effects from January 1, 2018:

				Installed	Physical guarantee	Physical guarantee
	Installed	Physical		power	(proportional	(proportional
	power	guarantee		(proportional	average MW)	average MW)
Projects	(MW)	(average MW)	Ownership	average MW)	up to 12.31.2017	as from 2018
HPP Gov. José Richa (Salto Caxias)	1240.0	605.6	100%	1240.0	605.0	605.6
HPP Gov. Ney Aminthas de Barros Braga (Segredo)	1260.0	578.5	100%	1260.0	603.0	578.5
HPP Gov. Bento Munhoz da Rocha Netto (Foz do Areia)	1676.0	603.0	100%	1676.0	576.0	603.3
HPP Dona Francisca	125.0	76.0	23%	28.8	18.0	17.5
HPP Santa Clara e HPP Fundão	240.3	133.0	70%	168.2	94.8	93.1
					Net efect	1.2

41.6    Recognition of tax credit

On February 14, 2018 the Brazilian Federal Revenue Office recognized tax credit for the restated amount of R$80,226 in favor of the Company regarding the discussion of tax levy on Pasep from July 1988 to July 1995, in connection with the effects of Federal Senate Resolution 49, of October 9, 1995, which suspended the effects of Decree-Laws 2,445/1988 and 2,449/1988, deemed to be unconstitutional by the Federal Supreme Court.

41.7      Promissory Notes

On May 11, 2018, Copel GeT carried out the fourth issuance of Promissory Notes, for public distribution according to CVM Instruction No. 566/2015, Law No. 6,385/1976, CVM Instruction No. 476/2009 and other legal and regulatory applicable resolutions. Were issued 100 Promissory Notes, with par value of R$6,000, in the total amount of R$600,000. and maturity at 11.11.2018. The Promissory Notes will earn interest corresponding to the accumulated variation of 114.5% of the daily average rates of the Interbank Deposits - DI. A Copel corporate guarantee was provided for this transaction. The amounts raised will be used in refinancing the debts and reinforcement of working capital of Copel GeT.